SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Total current assets	$ 5,238,598	$ 7,145,165
Total assets	5,713,954	7,536,205
Total current liabilities	1,230,795	4,404,905
Total liabilities	1,230,795	4,404,905
Sino - China [Member]
Total current assets	173,273	145,307
Total assets	419,048	326,480
Total current liabilities	312,521	324,334
Total liabilities	$ 312,521	$ 324,334